Provision for legal claims (Details) - Schedule of contingencies - Risk of Loss [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provision for legal claims (Details) - Schedule of contingencies [Line Items]
Loss contingencies	R$ 22,793	R$ 14,927
Civil [Member]
Provision for legal claims (Details) - Schedule of contingencies [Line Items]
Loss contingencies	7,789	10,570
Tax [Member]
Provision for legal claims (Details) - Schedule of contingencies [Line Items]
Loss contingencies	14,997	3,532
Labor [Member]
Provision for legal claims (Details) - Schedule of contingencies [Line Items]
Loss contingencies	R$ 7	R$ 825